Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	$ 1,154	$ 1,381
Provisions used during the year	(261)	(227)
Non-current	597	892
Current	295	262
Ending balance	892	1,154
Onerous contract
Disclosure of other provisions [line items]
Beginning balance	1,154	1,381
Provisions used during the year	(261)	(227)
Non-current	597	892
Current	295	262
Ending balance	$ 892	$ 1,154